Revenues - Contract balances (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Revenues.
Contract liabilities	¥ 8,633,670		¥ 5,931,850	$ 1,182,808
Contract liabilities revenue recognized	¥ 5,426,188	$ 743,385	¥ 1,811,993